 T. ROWE PRICE
--------------------------------------------------------------------------------
 U.S. Treasury Funds, Inc.

 Supplement to prospectus dated October 1, 1997
--------------------------------------------------------------------------------
 Effective May 1, 1998, the Portfolio Management paragraphs on page 20 of the prospectus will be replaced with the following:

 Each fund has an Investment Advisory Committee whose chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. The Investment Advisory Committees comprise the following members:

 .Money fund Edward A. Wiese, Chairman, Patrice Berchtenbreiter Ely, Brian E. Burns, Robert P. Campbell, James M. McDonald, Joan R. Potee, and Gwendolyn G. Wagner. Mr. Wiese has been chairman of the Money Fund's committee since 1990. He joined T. Rowe Price in 1984 and has been managing investments since 1985.

 .Intermediate Fund Peter Van Dyke, Chairman, Connice A. Bavely, Jerome A. Clark, Heather R. Landon, and Cheryl A. Mickel. Mr. Van Dyke became chairman of the Intermediate Fund's committee effective May 1, 1998. He has been managing investments since joining T. Rowe Price in 1985.

 .Long-Term Fund Peter Van Dyke, Chairman, Connice A. Bavely, Jerome A. Clark, Heather R. Landon, and Cheryl A. Mickel. Mr. Van Dyke has been chairman of the Long-Term Fund's committee since 1990. He has been managing investments since joining T. Rowe Price in 1985.

--------------------------------------------------------------------------------
 The date of the above supplement is May 1, 1998.
--------------------------------------------------------------------------------

 Effective January 15, 1998, the question and answer on page 6 of the prospectus will be changed as follows:

What are the funds' objectives and investment programs?

 U.S. Treasury Intermdediate Fund
 The fund's investment objective is a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. The fund will invest at least 85% of total assets in U.S. Treasury securities and investments involving these securities. The remaining assets will be invested in other securities backed by the full faith and credit of the U.S. government and investments involving these securities. The fund's dollar-weighted average maturity is expected to range between three and seven years. No security will have a remaining effective maturity of more than 10 years from the time of purchase.
--------------------------------------------------------------------------------
 The date of the above supplement is December 1, 1997.
--------------------------------------------------------------------------------
                                                                C07-041 5/1/98

 T. ROWE PRICE
--------------------------------------------------------------------------------
 New Income Fund, Inc.

 Supplement to prospectus dated October 1, 1997
--------------------------------------------------------------------------------
 Effective May 1, 1998, the paragraph entitled Portfolio Management on page 17 of the prospectus will be replaced with the following:

 .The fund has an Investment Advisory Committee with the following members:
 Peter Van Dyke, Chairman, Connice A. Bavely, Steven G. Brooks, Heather R. Landon, Edmund M. Notzon III, Robert M. Rubino, and Gwendolyn G. Wagner. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. Mr. Van Dyke became chairman of the fund's committee effective May 1, 1998. He has been managing investments since joining T. Rowe Price in 1985.

--------------------------------------------------------------------------------
 The date of the above supplement is May 1, 1998.
--------------------------------------------------------------------------------


 Effective January 15, 1998, the question and answer on page 5 of the prospectus will be changed as follows:

What is the credit quality of the fund's investments?

Securities purchased by the fund must be rated within the four highest credit categories (AAA, AA, A, BBB) by at least one established public rating agency (or, if unrated, must have a T. Rowe Price equivalent). The fund will not purchase any security rated below investment grade (i.e., below BBB) by Standard & Poor's, Moody's, or Fitch Investors Services, except that with respect to 15% of its total assets, the fund may invest in "split-rated securities" which are securities that are rated within the four highest credit categories by at least one rating agency and below investment grade by another rating agency.

Investment-grade securities include a range from the highest rated to medium quality. Securities in the BBB category may be more susceptible to adverse economic conditions or changing circumstances, and securities at the lower end of the BBB category have certain speculative characteristics.

--------------------------------------------------------------------------------
 The date of the above supplement is December 1, 1997.
--------------------------------------------------------------------------------
                                                              F43-044  5/1/98